PARTNERS' CAPITAL - Schedule of Capital Distribution and Allocation to Partners (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 03, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary or Equity Method Investee [Line Items]
Excess of acquired carrying value over consideration paid and recognized			$ 247,997	$ 0	$ 0
Drop Down Assets 2016 Acquisition
Subsidiary or Equity Method Investee [Line Items]
Summit Investments' net investment in the 2016 Drop Down Assets	$ 771,929
SMP Holdings borrowings allocated to 2016 Drop Down Assets and retained by Summit Investments	342,926
Acquired carrying value of 2016 Drop Down Assets	1,114,855
Deferred purchase price obligation	507,427
Borrowings under Revolving Credit Facility	360,000
Working capital adjustment received from a subsidiary of Summit Investments	(569)	$ 600
Total consideration paid and recognized by SMLP	866,858
Excess of acquired carrying value over consideration paid and recognized	247,997
General Partner
Subsidiary or Equity Method Investee [Line Items]
Excess of acquired carrying value over consideration paid and recognized	4,953		(4,953)	(2,607)
Common
Subsidiary or Equity Method Investee [Line Items]
Excess of acquired carrying value over consideration paid and recognized	243,044		$ (243,044)	$ (80,079)
Summit Investments' equity in contributed subsidiaries
Subsidiary or Equity Method Investee [Line Items]
Excess of acquired carrying value over consideration paid and recognized	$ 247,997